S000039195 [Member] Expense Example - AB Select US Long/Short Portfolio	Oct. 28, 2025 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 168
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	2,024
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	610
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,436
Expense Example, with Redemption, 10 Years	2,618
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	368	[1]
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,433
Expense Example, with Redemption, 10 Years	2,866
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	$ 1,981

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.